INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of the Company's net deferred tax asset
Net operating loss carryforwards	$ 72,756,414	$ 63,969,813
Tax basis in intangible assets	3,868,769	4,095,269
Deferred financing costs for tax	8,644,459	7,010,462
Research and development credits	9,142,943	8,266,610
Stock option expense	3,028,904	2,754,981
Other	46,506	448,140
Total deferred tax asset	97,487,995	86,545,275
Valuation allowance	(97,487,995)	(86,545,275)
Income Taxes
Net operating loss carryforwards	192,732,223
Provision of valuation allowance to reduce deferred tax assets (as a percent)	100.00%
Statutory federal income tax rate (as a percent)	34.50%
Difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income
Tax at U.S. federal statutory rate	(9,562,620)	(17,804,934)	(15,937,695)
State taxes, net of federal benefit	(900,827)	(1,677,276)	(1,501,377)
Research and development credits	(667,308)	(1,537,863)	(966,941)
Other, net	66,244	132,491	133,932
Change in valuation allowance	10,942,720	20,887,582	18,272,081
Total income tax expense	$ (121,791)
Maximum
Income Taxes
Number of years for which net operating loss carryforwards are available to reduce future taxable income	20 years